Basis of Preparation and Accounting Policies	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of Preparation and Accounting Policies	Basis of Preparation and Accounting Policies
Basis of preparation

The unaudited consolidated financial statements are stated in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). The unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in the annual consolidated financial statements and should be read in conjunction with our audited annual financial statements for the year ended December 31, 2024, which are included in our Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission (“SEC”) on March 26, 2025. The Unaudited Consolidated Balance Sheet data for December 31, 2024 was derived from our audited annual financial statements. The amounts are presented in millions (with one decimal) of United States dollars ("U.S. dollar" or "$"), unless otherwise stated. The financial statements have been prepared on a going concern basis and in management's opinion, the accompanying unaudited consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2025, and its results of operations and cash flows for the three and six months ended June 30, 2025 and 2024.

Significant accounting policies

The accounting policies adopted in the preparation of the Unaudited Consolidated Financial Statements for the six months ended June 30, 2025 are consistent with those followed in preparation of our annual audited consolidated financial statements for the year ended December 31, 2024.